Consolidated balance sheets - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 108,545	$ 45,593
Trade accounts receivable, net of allowance for doubtful accounts of $79 at March 31, 2016 and $1,299 at March 31, 2015	131,204	102,269
Unbilled revenue	16,081	34,269
Work-in-progress	1,595	1,449
Due from related parties (Note 12)	2,180	1,121
VAT and other taxes receivable	1,814	2,403
Deferred tax assets (Note 14)	1,595	1,864
Advances issued	2,413	3,467
Other current assets	3,333	2,685
Total current assets	268,760	195,120
Non-current assets
Deferred tax assets (Note 14)	1,579	1,518
Property and equipment, net (Note 4)	46,072	34,727
Intangible assets, net (Note 6)	43,780	42,946
Goodwill (Note 5)	30,285	29,620
Other non-current assets	4,066	2,638
Total non-current assets	125,782	111,449
Total assets	394,542	306,569
Current liabilities
Short-term borrowings (Note 7)	460	1,333
Accounts payable	8,266	6,721
Accrued liabilities (Note 11)	27,357	19,860
Deferred revenue	5,048	9,843
Due to related parties (Note 12)	518	508
Taxes payable	22,532	17,840
Payable under foreign currency forward contracts (Note 9)	2,476
Payables for acquisitions, current (Note 2 and 8)	5,595	12,137
Other current liabilities	1,503	920
Total current liabilities	73,755	69,162
Deferred tax liability, non-current (Note 14)	5,511	4,935
Payables for acquisitions, non-current (Note 2 and 8)	11,786	13,964
Other non current liabilities	1,757	384
Total liabilities	92,809	88,445
Shareholders' equity
Share capital (80,000,000 shares authorized; 33,188,894 issued and outstanding with no par value as at March 31, 2016, and 80,000,000 shares authorized; 32,851,345 issued and outstanding with no par value as at March 31, 2015) (Note 13)
Additional paid-in capital	107,477	89,173
Common stock held in treasury, at cost (March 31, 2016-35,579 shares)	(2,665)
Retained earnings	200,870	130,619
Accumulated other comprehensive loss (Note 18)	(3,981)	(1,700)
Total shareholders' equity attributable to the Group	301,701	218,092
Non-controlling interest	32	32
Total equity	301,733	218,124
Total liabilities and equity	$ 394,542	$ 306,569